Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.(1)	23,173	$4,473,779

		$4,473,779

Automobiles — 1.1%
General Motors Co.(1)(2)	131,319	$6,921,824

		$6,921,824

Banks — 7.0%
Bank of America Corp.(1)	352,021	$14,943,291
JPMorgan Chase & Co.(1)	115,870	18,966,760
Wells Fargo & Co.(1)	239,465	11,113,571

		$45,023,622

Beverages — 2.3%
Constellation Brands, Inc., Class A(1)	22,967	$4,838,917
PepsiCo, Inc.(1)	66,150	9,949,622

		$14,788,539

Building Products — 1.2%
Johnson Controls International PLC(1)	111,456	$7,587,924

		$7,587,924

Capital Markets — 2.8%
Charles Schwab Corp. (The)(1)	121,387	$8,841,829
Goldman Sachs Group, Inc. (The)(1)	24,277	9,177,434

		$18,019,263

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.(1)	211,877	$11,443,477

		$11,443,477

Electric Utilities — 1.5%
NextEra Energy, Inc.(1)	121,388	$9,531,386

		$9,531,386

Electrical Equipment — 2.3%
Eaton Corp. PLC(1)	98,213	$14,664,183

		$14,664,183

Entertainment — 4.3%
Live Nation Entertainment, Inc.(1)(2)	65,108	$5,933,292
Netflix, Inc.(1)(2)	16,179	9,874,691
Walt Disney Co. (The)(1)(2)	70,626	11,947,800

		$27,755,783

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.5%
EastGroup Properties, Inc.(1)	56,279	$9,377,770
Mid-America Apartment Communities, Inc.(1)	37,520	7,006,860

		$16,384,630

Food Products — 1.0%
Mondelez International, Inc., Class A(1)	109,369	$6,363,088

		$6,363,088

Health Care Equipment & Supplies — 3.6%
Danaher Corp.(1)	54,072	$16,461,680
Intuitive Surgical, Inc.(1)(2)	6,622	6,583,261

		$23,044,941

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.(1)	37,520	$14,660,565

		$14,660,565

Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.(1)(2)	43,349	$5,726,837
Starbucks Corp.(1)	62,901	6,938,609

		$12,665,446

Household Products — 2.1%
Procter & Gamble Co. (The)(1)	96,007	$13,421,779

		$13,421,779

Insurance — 1.0%
MetLife, Inc.(1)	108,146	$6,675,853

		$6,675,853

Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(1)(2)	13,242	$35,294,035

		$35,294,035

Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc.(1)(2)	10,685	$35,100,652

		$35,100,652

IT Services — 6.2%
Accenture PLC, Class A(1)	40,830	$13,062,334
PayPal Holdings, Inc.(1)(2)	48,555	12,634,496
Visa, Inc., Class A(1)	65,108	14,502,807

		$40,199,637

Security	Shares	Value
Life Sciences Tools & Services — 3.8%
Charles River Laboratories International, Inc.(1)(2)	17,656	$7,286,101
Thermo Fisher Scientific, Inc.(1)	20,967	11,979,076
Waters Corp.(1)(2)	14,346	5,125,826

		$24,391,003

Machinery — 1.6%
Caterpillar, Inc.(1)	28,691	$5,507,811
PACCAR, Inc.(1)	58,246	4,596,775

		$10,104,586

Metals & Mining — 2.1%
Franco-Nevada Corp.(1)	58,486	$7,597,917
Rio Tinto PLC ADR(1)	91,593	6,120,244

		$13,718,161

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.(1)	86,486	$8,774,005
EOG Resources, Inc.(1)	90,035	7,227,109

		$16,001,114

Pharmaceuticals — 2.2%
Eli Lilly & Co.(1)	40,650	$9,392,183
Zoetis, Inc.(1)	25,381	4,927,467

		$14,319,650

Road & Rail — 1.8%
CSX Corp.(1)	384,024	$11,420,874

		$11,420,874

Semiconductors & Semiconductor Equipment — 4.0%
Micron Technology, Inc.(1)	83,868	$5,952,950
NVIDIA Corp.(1)	23,174	4,800,726
Texas Instruments, Inc.(1)	78,351	15,059,846

		$25,813,522

Software — 11.4%
Adobe, Inc.(1)(2)	8,495	$4,890,742
Intuit, Inc.(1)	27,588	14,884,002
Microsoft Corp.(1)	171,046	48,221,288
Palantir Technologies, Inc., Class A(1)(2)	242,775	5,836,311

		$73,832,343

Security	Shares	Value
Specialty Retail — 2.4%
Best Buy Co., Inc.(1)	45,244	$4,782,743
Lowe’s Cos., Inc.(1)	51,866	10,521,537

		$15,304,280

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.(1)	292,432	$41,379,128

		$41,379,128

Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings, Ltd.(1)(2)	90,488	$4,380,524
NIKE, Inc., Class B(1)	74,138	10,767,062

		$15,147,586

Tobacco — 1.4%
Philip Morris International, Inc.(1)	93,800	$8,891,302

		$8,891,302

Total Common Stocks (identified cost $386,704,809)		$634,343,955

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	4,965,489	$4,965,489

Total Short-Term Investments (identified cost $4,965,489)		$4,965,489

Total Purchased Put Options — 1.0% (identified cost $4,238,567)		$6,479,995

Total Investments — 100.2% (identified cost $395,908,865)		$645,789,439

Total Written Call Options — (0.1)% (premiums received $4,640,733)		$(605,960)

Other Assets, Less Liabilities — (0.1)%		$(530,009)

Net Assets — 100.0%		$644,653,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Purchased Put Options — 1.0%

Exchange-Traded Options — 1.0%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	118	$50,828,972	$4,360	10/1/21	$618,320
S&P 500 Index	118	50,828,972	4,335	10/4/21	516,250
S&P 500 Index	119	51,259,726	4,300	10/6/21	480,760
S&P 500 Index	119	51,259,726	4,275	10/8/21	492,660
S&P 500 Index	118	50,828,972	4,245	10/11/21	446,040
S&P 500 Index	119	51,259,726	4,240	10/13/21	520,030
S&P 500 Index	120	51,690,480	4,220	10/15/21	531,600
S&P 500 Index	121	52,121,234	4,100	10/18/21	308,550
S&P 500 Index	119	51,259,726	4,160	10/20/21	476,595
S&P 500 Index	118	50,828,972	4,240	10/22/21	745,760
S&P 500 Index	118	50,828,972	4,250	10/25/21	814,790
S&P 500 Index	118	50,828,972	4,125	10/27/21	528,640

Total					$6,479,995

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	118	$50,828,972	$4,585	10/1/21	$(590)
S&P 500 Index	118	50,828,972	4,570	10/4/21	(1,475)
S&P 500 Index	119	51,259,726	4,565	10/6/21	(3,272)
S&P 500 Index	119	51,259,726	4,545	10/8/21	(6,843)
S&P 500 Index	118	50,828,972	4,530	10/11/21	(10,325)
S&P 500 Index	119	51,259,726	4,520	10/13/21	(18,445)
S&P 500 Index	120	51,690,480	4,515	10/15/21	(27,600)
S&P 500 Index	121	52,121,234	4,450	10/18/21	(130,680)
S&P 500 Index	119	51,259,726	4,475	10/20/21	(96,390)
S&P 500 Index	118	50,828,972	4,510	10/22/21	(56,640)
S&P 500 Index	118	50,828,972	4,510	10/25/21	(65,490)
S&P 500 Index	118	50,828,972	4,460	10/27/21	(188,210)

Total					$(605,960)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $4,965,489, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,783,085	$89,522,431	$(89,340,030)	$3	$—	$4,965,489	$2,177	4,965,489

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$634,343,955 *	$—	$—	$634,343,955
Short-Term Investments	—	4,965,489	—	4,965,489
Purchased Put Options	6,479,995	—	—	6,479,995
Total Investments	$640,823,950	$4,965,489	$—	$645,789,439

Liability Description
Written Call Options	$(605,960)	$—	$—	$(605,960)
Total	$(605,960)	$—	$—	$(605,960)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.